                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-8558

                                Growth Portfolio
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                    August 31
                             Date of Fiscal Year End

                                 August 31, 2003
                            Date of Reporting Period


ITEM 1.  REPORTS TO STOCKHOLDERS

[[NOTE TO FILERS: INSERT SHAREHOLDER REPORT HERE]]

GROWTH PORTFOLIO AS OF AUGUST 31, 2003

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 97.6%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Agricultural Services -- 1.3%
-----------------------------------------------------------------------
Monsanto Co.                                   60,000      $  1,542,600
-----------------------------------------------------------------------
                                                           $  1,542,600
-----------------------------------------------------------------------
Apparel Manufacturer -- 0.5%
-----------------------------------------------------------------------
Warnaco Group Inc., (The)(1)                   35,000      $    563,500
-----------------------------------------------------------------------
                                                           $    563,500
-----------------------------------------------------------------------
Broadcasting -- 1.6%
-----------------------------------------------------------------------
Comcast Corp. Class A(1)                       36,000      $  1,020,960
Cumulus Media, Inc. Class A(1)                 42,500           806,225
-----------------------------------------------------------------------
                                                           $  1,827,185
-----------------------------------------------------------------------
Business Services - Miscellaneous -- 4.9%
-----------------------------------------------------------------------
Cubic Corp.                                    23,000      $    606,510
Heidrick & Struggles International,
Inc.(1)                                        66,000         1,231,560
Hudson Highland Group, Inc.(1)                 11,100           231,768
Integrated Alarm Services Group, Inc.(1)       34,000           295,800
Monster Worldwide, Inc.(1)                     62,000         1,693,840
Sotheby's Holdings, Inc.(1)                   140,000         1,243,200
Wind River Systems, Inc.(1)                    40,000           298,000
-----------------------------------------------------------------------
                                                           $  5,600,678
-----------------------------------------------------------------------
Chemicals -- 0.2%
-----------------------------------------------------------------------
Solutia, Inc.                                  65,000      $    247,650
-----------------------------------------------------------------------
                                                           $    247,650
-----------------------------------------------------------------------
Communications Services -- 0.7%
-----------------------------------------------------------------------
Navigant Consulting, Inc.(1)                   50,000      $    760,000
-----------------------------------------------------------------------
                                                           $    760,000
-----------------------------------------------------------------------
Computer Software & Services -- 0.8%
-----------------------------------------------------------------------
Cognizant Technology Solutions Corp.(1)        25,000      $    870,750
-----------------------------------------------------------------------
                                                           $    870,750
-----------------------------------------------------------------------
Computers and Business Equipment -- 2.0%
-----------------------------------------------------------------------
Drexler Technology Corp.(1)                    81,000      $  1,475,820
Insight Enterprises, Inc.(1)                   45,000           809,100
-----------------------------------------------------------------------
                                                           $  2,284,920
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Diversified Manufacturing and Services -- 0.3%
-----------------------------------------------------------------------
CNH Global N.V.                                22,100      $    306,748
-----------------------------------------------------------------------
                                                           $    306,748
-----------------------------------------------------------------------
Drugs -- 19.4%
-----------------------------------------------------------------------
American Pharmaceutical Partners,
Inc.(1)                                       103,697      $  4,940,125
Biovail Corp.(1)                              183,000         7,599,990
Cephalon, Inc.(1)                              32,000         1,419,200
Dr. Reddy's Laboratories Ltd. ADR              25,000           633,750
Flamel Technologies SA ADR(1)                  83,000         2,364,255
IVAX Corp.(1)                                  55,000         1,089,000
Kos Pharmaceuticals, Inc.(1)                   32,000         1,206,400
Taro Pharmaceutical Industries Ltd.(1)         45,000         2,429,550
Watson Pharmaceuticals, Inc.(1)                12,000           493,200
-----------------------------------------------------------------------
                                                           $ 22,175,470
-----------------------------------------------------------------------
Education -- 3.0%
-----------------------------------------------------------------------
Apollo Group, Inc., Class A(1)                 18,000      $  1,153,260
Sylvan Learning Systems, Inc.(1)               79,700         2,296,157
-----------------------------------------------------------------------
                                                           $  3,449,417
-----------------------------------------------------------------------
Financial Services -- 2.3%
-----------------------------------------------------------------------
Providian Financial Corp.(1)                  208,000      $  2,132,000
Student Loan Corp., (The)                       3,800           467,248
-----------------------------------------------------------------------
                                                           $  2,599,248
-----------------------------------------------------------------------
Health Services -- 6.8%
-----------------------------------------------------------------------
American Healthways, Inc.(1)                   65,300      $  2,290,724
Community Health Systems, Inc.(1)              38,000           873,620
Health Management Associates, Inc.,
Class A                                        35,000           779,800
MIM Corp.(1)                                  212,600         1,488,200
Tenet Healthcare Corp.(1)                      60,000           963,000
United Surgical Partners International,
Inc.(1)                                        53,000         1,375,880
-----------------------------------------------------------------------
                                                           $  7,771,224
-----------------------------------------------------------------------
Insurance -- 10.8%
-----------------------------------------------------------------------
Endurance Specialty Holdings, Ltd.              8,300      $    244,767
Everest Re Group Ltd.                          21,553         1,579,835
Kingsway Financial Services, Inc.(1)           75,900           913,836
MGIC Investment Corp.                          52,000         2,931,240
Platinum Underwriters Holdings, Ltd.           21,666           588,232

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH PORTFOLIO AS OF AUGUST 31, 2003

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Insurance (continued)
-----------------------------------------------------------------------
Progressive Corp., (The)                       36,000      $  2,546,640
Radian Group, Inc.                             61,000         2,902,990
Triad Guaranty, Inc.(1)                        14,700           683,109
-----------------------------------------------------------------------
                                                           $ 12,390,649
-----------------------------------------------------------------------
Internet Services -- 6.2%
-----------------------------------------------------------------------
InterActiveCorp(1)                            191,200      $  7,076,312
-----------------------------------------------------------------------
                                                           $  7,076,312
-----------------------------------------------------------------------
Investment Services -- 0.6%
-----------------------------------------------------------------------
Ameritrade Holding Corp.(1)                    60,000      $    652,200
-----------------------------------------------------------------------
                                                           $    652,200
-----------------------------------------------------------------------
Machinery -- 0.8%
-----------------------------------------------------------------------
AGCO Corp.(1)                                  43,000      $    949,440
-----------------------------------------------------------------------
                                                           $    949,440
-----------------------------------------------------------------------
Manufactured Housing -- 0.9%
-----------------------------------------------------------------------
Fleetwood Enterprises, Inc.(1)                 95,000      $  1,045,000
-----------------------------------------------------------------------
                                                           $  1,045,000
-----------------------------------------------------------------------
Medical Products -- 6.1%
-----------------------------------------------------------------------
Celgene Corp.(1)                               27,000      $  1,039,230
Digene Corp.(1)                                22,300           847,623
Gen-Probe, Inc.(1)                             43,000         2,719,320
ICU Medical, Inc.(1)                           39,000         1,146,600
I-Flow Corp.(1)                                50,000           415,000
Kyphon, Inc.(1)                                36,000           851,400
-----------------------------------------------------------------------
                                                           $  7,019,173
-----------------------------------------------------------------------
Mining -- 0.2%
-----------------------------------------------------------------------
Aber Diamond Corp.(1)(2)                       10,000      $    241,010
-----------------------------------------------------------------------
                                                           $    241,010
-----------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 0.8%
-----------------------------------------------------------------------
Halliburton Co.                                36,000      $    870,480
-----------------------------------------------------------------------
                                                           $    870,480
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Pharmaceuticals - Generic -- 2.5%
-----------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd. ADR        48,000      $  2,818,176
-----------------------------------------------------------------------
                                                           $  2,818,176
-----------------------------------------------------------------------
Restaurants -- 0.4%
-----------------------------------------------------------------------
CKE Restaurants, Inc.(1)                       80,000      $    504,000
-----------------------------------------------------------------------
                                                           $    504,000
-----------------------------------------------------------------------
Retail -- 13.2%
-----------------------------------------------------------------------
AnnTaylor Stores Corp.(1)                      82,000      $  2,788,000
CarMax, Inc.(1)                                50,000         1,927,500
CSK Auto Corp.(1)                              55,000           907,500
Dick's Sporting Goods, Inc.(1)                 10,000           378,200
Hollywood Entertainment Corp.(1)              136,000         2,362,320
Kmart Holding Corp.(1)                         77,000         2,361,590
Linens 'n Things, Inc.(1)                      88,000         2,543,200
Priceline.com, Inc.(1)                          8,000           315,920
RONA, Inc.(1)(2)                               56,600           808,221
Select Comfort Corp.(1)                        11,100           258,519
Tweeter Home Entertainment Group,
Inc.(1)                                        60,000           524,400
-----------------------------------------------------------------------
                                                           $ 15,175,370
-----------------------------------------------------------------------
Retail - Food and Drug -- 0.6%
-----------------------------------------------------------------------
Starbucks Corp.(1)                             25,000      $    711,000
-----------------------------------------------------------------------
                                                           $    711,000
-----------------------------------------------------------------------
Retail - Specialty -- 4.2%
-----------------------------------------------------------------------
Burberry Group plc(2)                         200,000      $  1,025,115
NBTY, Inc.(1)                                 145,000         3,835,250
-----------------------------------------------------------------------
                                                           $  4,860,365
-----------------------------------------------------------------------
Retail - Wholesale Discount -- 1.3%
-----------------------------------------------------------------------
BJ's Wholesale Club, Inc.(1)                   68,500      $  1,496,040
-----------------------------------------------------------------------
                                                           $  1,496,040
-----------------------------------------------------------------------
Semiconductors -- 1.4%
-----------------------------------------------------------------------
SIPEX Corp.(1)                                210,000      $  1,591,800
-----------------------------------------------------------------------
                                                           $  1,591,800
-----------------------------------------------------------------------
Software -- 1.6%
-----------------------------------------------------------------------
Roxio, Inc.(1)                                110,000      $  1,072,500

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH PORTFOLIO AS OF AUGUST 31, 2003

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Software (continued)
-----------------------------------------------------------------------
Transaction Systems Architects, Inc.(1)        50,000      $    712,000
-----------------------------------------------------------------------
                                                           $  1,784,500
-----------------------------------------------------------------------
Telecommunication Services -- 1.4%
-----------------------------------------------------------------------
Nextel Communications, Inc. Class A(1)         52,000      $  1,002,560
TALK America Holdings, Inc.(1)                 45,000           578,700
-----------------------------------------------------------------------
                                                           $  1,581,260
-----------------------------------------------------------------------
Telecommunications - Equipment -- 0.8%
-----------------------------------------------------------------------
Nokia Oyj ADR                                  60,000      $    977,400
-----------------------------------------------------------------------
                                                           $    977,400
-----------------------------------------------------------------------
Total Common Stocks
   (identified cost $84,384,291)                           $111,743,565
-----------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 4.2%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
Investors Bank and Trust Time Deposit,
1.12%, 9/2/03                                $  4,792      $  4,792,000
-----------------------------------------------------------------------
Total Short-Term Investments
   (at amortized cost, $4,792,000)                         $  4,792,000
-----------------------------------------------------------------------
Total Investments -- 101.8%
   (identified cost $89,176,291)                           $116,535,565
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- (1.8)%                   $ (2,039,878)
-----------------------------------------------------------------------
Net Assets -- 100.0%                                       $114,495,687
-----------------------------------------------------------------------

 ADR - American Depositary Receipt
 (1)  Non-income producing security.
 (2)  Foreign security.

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH PORTFOLIO AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2003
Assets
------------------------------------------------------
Investments, at value
   (identified cost, $89,176,291)         $116,535,565
Cash                                             1,245
Receivable for investments sold              3,818,606
Interest and dividends receivable               17,265
------------------------------------------------------
TOTAL ASSETS                              $120,372,681
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable for investments purchased         $  5,844,324
Payable to affiliate for Trustees' fees             53
Accrued expenses                                32,617
------------------------------------------------------
TOTAL LIABILITIES                         $  5,876,994
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $114,495,687
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $ 87,136,413
Net unrealized appreciation (computed on
   the basis of
   identified cost)                         27,359,274
------------------------------------------------------
TOTAL                                     $114,495,687
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
AUGUST 31, 2003
Investment Income
-----------------------------------------------------
Dividends (net of foreign taxes,
   $10,116)                               $   195,888
Interest                                       31,056
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $   226,944
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $   566,281
Trustees' fees and expenses                     7,860
Custodian fee                                  71,511
Legal and accounting services                  40,745
Miscellaneous                                   8,563
-----------------------------------------------------
TOTAL EXPENSES                            $   694,960
-----------------------------------------------------

NET INVESTMENT LOSS                       $  (468,016)
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(1,966,518)
   Foreign currency transactions               (1,203)
-----------------------------------------------------
NET REALIZED LOSS                         $(1,967,721)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $30,467,019
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $30,467,019
-----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $28,499,298
-----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $28,031,282
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH PORTFOLIO AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED       YEAR ENDED
IN NET ASSETS                             AUGUST 31, 2003  AUGUST 31, 2002
--------------------------------------------------------------------------
From operations --
   Net investment loss                    $      (468,016) $      (494,855)
   Net realized loss                           (1,967,721)     (10,861,063)
   Net change in unrealized
      appreciation (depreciation)              30,467,019      (16,323,265)
--------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $    28,031,282  $   (27,679,183)
--------------------------------------------------------------------------
Capital transactions --
   Contributions                          $    63,757,139  $    36,676,915
   Withdrawals                                (67,091,995)     (41,664,990)
--------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $    (3,334,856) $    (4,988,075)
--------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $    24,696,426  $   (32,667,258)
--------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------
At beginning of year                      $    89,799,261  $   122,466,519
--------------------------------------------------------------------------
AT END OF YEAR                            $   114,495,687  $    89,799,261
--------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH PORTFOLIO AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                     YEAR ENDED AUGUST 31,
                                  ------------------------------------------------------------
                                    2003         2002        2001         2000         1999
----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------------------
Ratios (As a percentage of average daily
   net assets):
   Expenses                           0.77%       0.75%        0.73%        0.72%        0.71%
   Interest expense                     --          --         0.04%        0.01%          --
   Net investment income
      (loss)                         (0.52)%     (0.44)%      (0.20)%       0.16%        0.40%
Portfolio Turnover                     217%        282%         301%         274%          34%
----------------------------------------------------------------------------------------------
TOTAL RETURN(1)                      33.37%     (23.66)%         --           --           --
----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $114,496     $89,799     $122,467     $183,553     $193,824
----------------------------------------------------------------------------------------------

 (1) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH PORTFOLIO AS OF AUGUST 31, 2003

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on May 1, 1992, seeks to achieve capital growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At
   August 31, 2003, the Eaton Vance Growth Fund held an approximate 99.9% interest in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges are valued at closing sale prices on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Dividend income may include dividends that represent returns of capital for federal income tax purposes.

 C Income Taxes -- The Portfolio is treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code), in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations. For the year ended August 31, 2003, $231 of credit balances were used to reduce the Portfolio's custodian fee.

 E Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Pursuant to the advisory agreement, BMR receives a monthly fee at the annual rate of 0.625% of the Portfolio's average daily net assets. For the year ended August 31, 2003, the fee amounted to $566,281. Except as to the Trustees of the Portfolio, who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain

GROWTH PORTFOLIO AS OF AUGUST 31, 2003

NOTES TO FINANCIAL STATEMENTS CONT'D

   officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended August 31, 2003, no significant amounts have been deferred.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $196,910,199 and $200,143,936 respectively, for the year ended August 31, 2003.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at August 31, 2003, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $89,464,793
    -----------------------------------------------------
    Gross unrealized appreciation             $27,783,854
    Gross unrealized depreciation                (713,082)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $27,070,772
    -----------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended
   August 31, 2003.

6 Interestholder Meeting (Unaudited)
-------------------------------------------
   The Portfolio held a Special Meeting of Interestholders on June 6, 2003 to elect Trustees. The results of the vote were as follows:

                                              INTEREST IN THE PORTFOLIO
                                              -------------------------
    NOMINEE FOR TRUSTEE                        AFFIRMATIVE    WITHHOLD
    -------------------------------------------------------------------
    Jessica M. Bibliowicz                             96%           4%
    Donald R. Dwight                                  96%           4%
    James B. Hawkes                                   96%           4%
    Samuel L. Hayes, III                              96%           4%
    William H. Park                                   96%           4%
    Norton H. Reamer                                  96%           4%
    Lynn A. Stout                                     96%           4%

   Results are rounded to the nearest whole number. Donald R. Dwight retired as a Trustee effective July 1, 2003 pursuant to the mandatory retirement policy of the Portfolio.

GROWTH PORTFOLIO AS OF AUGUST 31, 2003

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS
OF GROWTH PORTFOLIO:
---------------------------------------------

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Growth Portfolio (the "Portfolio") at August 31, 2003, and the results of its operations, the changes in its net assets and the supplementary data for the periods indicated in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 14, 2003

EATON VANCE GROWTH FUND

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Growth Trust (the Trust) and Growth Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, "EVD" refers to Eaton Vance Distributors, Inc. and "Atlanta Capital" refers to Atlanta Capital Management Company LLC. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM.

                        POSITION(S)
                          WITH THE            TERM OF                                 NUMBER OF PORTFOLIOS
                           TRUST             OFFICE AND                                 IN FUND COMPLEX
      NAME AND            AND THE            LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH         PORTFOLIO            SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 INTERESTED TRUSTEE(S)

 Jessica M.               Trustee            Since 1998      President and Chief              193                    None
 Bibliowicz                                                  Executive Officer of
 11/28/59                                                    National Financial
                                                             Partners (financial
                                                             services company)
                                                             (since April 1999).
                                                             President and Chief
                                                             Operating Officer of
                                                             John A. Levin & Co.
                                                             (registered investment
                                                             adviser) (July 1997 to
                                                             April 1999) and a
                                                             Director of Baker,
                                                             Fentress & Company,
                                                             which owns John A.
                                                             Levin & Co. (July 1997
                                                             to April 1999).
                                                             Ms. Bibliowicz is an
                                                             interested person
                                                             because of her
                                                             affiliation with a
                                                             brokerage firm.

 James B. Hawkes          Trustee          Trustee of the    Chairman, President and          193              Director of EVC
 11/9/41                                 Trust since 1989;   Chief Executive Officer
                                          of the Portfolio   of BMR, EVC, EVM and
                                             since 1992      EV; Director of EV;
                                                             Vice President and
                                                             Director of EVD.
                                                             Trustee and/or officer
                                                             of 193 registered
                                                             investment companies in
                                                             the Eaton Vance Fund
                                                             Complex. Mr. Hawkes is
                                                             an interested person
                                                             because of his
                                                             positions with BMR,
                                                             EVM, EVC and EV, which
                                                             are affiliates of the
                                                             Trust and the
                                                             Portfolio.

                        POSITION(S)
                          WITH THE            TERM OF                                 NUMBER OF PORTFOLIOS
                           TRUST             OFFICE AND                                 IN FUND COMPLEX
      NAME AND            AND THE            LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH         PORTFOLIO            SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)
 -----------------------------------------------------------------------------------------------------------------------------
 NONINTERESTED TRUSTEE(S)

 Samuel L. Hayes,         Trustee          Trustee of the    Jacob H. Schiff                  193              Director of
 III                                     Trust since 1989;   Professor of Investment                          Tiffany & Co.
 2/23/35                                  of the Portfolio   Banking Emeritus,                                  (specialty
                                             since 1993      Harvard University                               retailer) and
                                                             Graduate School of                                Telect, Inc.
                                                             Business Administration.                       (telecommunication
                                                                                                            services company)

 William H. Park          Trustee            Since 2003      President and Chief              190                  None
 9/19/47                                                     Executive Officer,
                                                             Prizm Capital
                                                             Management, LLC
                                                             (investment management
                                                             firm) (since 2002).
                                                             Executive Vice
                                                             President and Chief
                                                             Financial Officer,
                                                             United Asset Management
                                                             Corporation (a holding
                                                             company owning
                                                             institutional
                                                             investment management
                                                             firms) (1982-2001).

 Ronald A. Pearlman       Trustee            Since 2003      Professor of Law,                190                  None
 7/10/40                                                     Georgetown University
                                                             Law Center (since
                                                             1999). Tax Partner,
                                                             Covington & Burling,
                                                             Washington, DC
                                                             (1991-2000).

EATON VANCE GROWTH FUND

MANAGEMENT AND ORGANIZATION CONT'D

                        POSITION(S)
                          WITH THE            TERM OF                                 NUMBER OF PORTFOLIOS
                           TRUST             OFFICE AND                                 IN FUND COMPLEX
      NAME AND            AND THE            LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH         PORTFOLIO            SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 NONINTERESTED TRUSTEE(S) (CONTINUED)

 Norton H. Reamer         Trustee          Trustee of the    President, Unicorn               193                   None
 9/21/35                                 Trust since 1989;   Corporation (an
                                          of the Portfolio   investment and
                                             since 1993      financial advisory
                                                             services company)
                                                             (since September 2000).
                                                             Chairman, Hellman,
                                                             Jordan Management
                                                             Co., Inc. (an
                                                             investment management
                                                             company) (since
                                                             November 2000).
                                                             Advisory Director of
                                                             Berkshire Capital
                                                             Corporation (investment
                                                             banking firm) (since
                                                             June 2002). Formerly
                                                             Chairman of the Board,
                                                             United Asset Management
                                                             Corporation (a holding
                                                             company owning
                                                             institutional
                                                             investment management
                                                             firms) and Chairman,
                                                             President and Director,
                                                             UAM Funds (mutual
                                                             funds).

 Lynn A. Stout            Trustee            Since 1998      Professor of Law,                193                   None
 9/14/57                                                     University of
                                                             California at Los
                                                             Angeles School of Law
                                                             (since July 2001).
                                                             Formerly, Professor of
                                                             Law, Georgetown
                                                             University Law Center.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                        POSITION(S)
                          WITH THE            TERM OF
                           TRUST             OFFICE AND
      NAME AND            AND THE            LENGTH OF          PRINCIPAL OCCUPATION(S)
   DATE OF BIRTH         PORTFOLIO            SERVICE            DURING PAST FIVE YEARS
 ------------------------------------------------------------------------------------------
 Thomas E. Faust      President of the     Since 2002(2)     Executive Vice President of
 Jr.                       Trust                             EVM, BMR, EVC and EV; Chief
 5/31/58                                                     Investment Officer of EVM and
                                                             BMR and Director of EVC. Chief
                                                             Executive Officer of Belair
                                                             Capital Fund LLC, Belcrest
                                                             Capital Fund LLC, Belmar
                                                             Capital Fund LLC, Belport
                                                             Capital Fund LLC and Belrose
                                                             Capital Fund LLC (private
                                                             investment companies sponsored
                                                             by EVM). Officer of 53
                                                             registered investment
                                                             companies managed by EVM or
                                                             BMR.

 Gregory L. Coleman    Vice President        Since 2001      Partner of Atlanta Capital.
 10/28/49               of the Trust                         Officer of 10 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 Arieh Coll            Vice President        Since 2000      Vice President of EVM and BMR.
 11/9/63              of the Portfolio                       Officer of 3 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 Duncan W.               President           Since 2002      Senior Vice President and
 Richardson           of the Portfolio                       Chief Equity Investment
 10/26/57                                                    Officer of EVM and BMR.
                                                             Officer of 42 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 James A. Womack       Vice President        Since 2001      Vice President of Atlanta
 11/20/68               of the Trust                         Capital. Officer of 10
                                                             registered investment
                                                             companies managed by EVM or
                                                             BMR.

 Alan R. Dynner          Secretary           Since 1997      Vice President, Secretary and
 10/10/40                                                    Chief Legal Officer of BMR,
                                                             EVM, EVD, EV and EVC. Officer
                                                             of 193 registered investment
                                                             companies managed by EVM or
                                                             BMR.

 William J. Austin,     Treasurer of       Since 2002(2)     Assistant Vice President of
 Jr.                   the Portfolio                         EVM and BMR. Officer of 58
 12/27/51                                                    registered investment
                                                             companies managed by EVM or
                                                             BMR.

 James L. O'Connor    Treasurer of the       Since 1989      Vice President of BMR, EVM and
 4/1/45                    Trust                             EVD. Officer of 115 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 (1)  Includes both master and feeder funds in a master-feeder structure.
 (2) Prior to 2002, Mr. Faust served as Vice President since 1999 and Mr. Austin served as Assistant Treasurer since 1993.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.

ITEM 2.  CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation

("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Growth Portfolio


By:      /s/ Duncan W. Richardson
         ------------------------
         Duncan W. Richardson
         President


Date:    October 16, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ William J. Austin Jr.
         -------------------------
         William J. Austin Jr.
         Treasurer


Date:    October 16, 2003


By:      /s/ Duncan W. Richardson
         ------------------------
         Duncan W. Richardson
         President


Date:    October 16, 2003